ACQUISITIONS AND INVESTMENTS - Summary of Pro Forma Adjustments (Details) - Orbit Change of Control and Lyocon Acquisition [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Business Combination, Pro Forma Information [Line Items]
Revenue	$ 479,546	$ 140,498
Net loss	$ (331,491)	$ (181,479)